UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05603
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock World Income Fund, Inc.

====================== BlackRock World Income Fund, Inc. =======================

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  008914202
Meeting Date: AUG 12, 2014   Meeting Type: Annual
Record Date:  JUL 04, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Paul Gagne               For       For          Management
1.3   Elect Director Peter Gordon             For       For          Management
1.4   Elect Director Paul Houston             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Jim Lake                 For       For          Management
1.7   Elect Director Gordon Lancaster         For       For          Management
1.8   Elect Director Pierre McNeil            For       For          Management
2     Approve Deloitte LLP as Auditors and    For       For          Management
      Authorize Board to Fix Their
      Remuneration

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AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: AUG 12, 2014   Meeting Type: Annual
Record Date:  JUL 04, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Paul Gagne               For       For          Management
1.3   Elect Director Peter Gordon             For       For          Management
1.4   Elect Director Paul Houston             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Jim Lake                 For       For          Management
1.7   Elect Director Gordon Lancaster         For       For          Management
1.8   Elect Director Pierre McNeil            For       For          Management
2     Approve Deloitte LLP as Auditors and    For       For          Management
      Authorize Board to Fix Their
      Remuneration

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AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  008914202
Meeting Date: JAN 27, 2015   Meeting Type: Special
Record Date:  DEC 17, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by Norbord Inc.     For       For          Management

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AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: JAN 27, 2015   Meeting Type: Special
Record Date:  DEC 17, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by Norbord Inc.     For       For          Management

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BERICA PMI S.R.L.

Ticker:                      Security ID:  T2R037AA5
Meeting Date: NOV 17, 2014   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Transfer Agreements and           For       Against      Management
      Servicing Agreement
2     Amend Transfer Agreements               For       Against      Management

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BERICA PMI S.R.L.

Ticker:                      Security ID:  T2R037AA5
Meeting Date: DEC 18, 2014   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Amendment to the Transfer       For       For          Management
      Agreements
2     Approve Amendments to the Servicing     For       Against      Management
      Agreement
3     Approve Amendment to the Transfer       For       Against      Management
      Agreements

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HEALTHSOUTH CORPORATION

Ticker:       HLS            Security ID:  421924309
Meeting Date: MAY 07, 2015   Meeting Type: Annual
Record Date:  MAR 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John W. Chidsey          For       For          Management
1.2   Elect Director Donald L. Correll        For       For          Management
1.3   Elect Director Yvonne M. Curl           For       For          Management
1.4   Elect Director Charles M. Elson         For       For          Management
1.5   Elect Director Jay Grinney              For       For          Management
1.6   Elect Director Joan E. Herman           For       For          Management
1.7   Elect Director Leo I. Higdon, Jr.       For       For          Management
1.8   Elect Director Leslye G. Katz           For       For          Management
1.9   Elect Director John E. Maupin, Jr.      For       For          Management
1.10  Elect Director L. Edward Shaw, Jr.      For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Adopt the Jurisdiction of               For       For          Management
      Incorporation as the Exclusive Forum
      for Certain Disputes
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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NORBORD INC.

Ticker:       NBD            Security ID:  65548P403
Meeting Date: MAY 12, 2015   Meeting Type: Annual
Record Date:  APR 14, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jack L. Cockwell         For       For          Management
1.2   Elect Director Pierre Dupuis            For       For          Management
1.3   Elect Director Paul E. Gagne            For       For          Management
1.4   Elect Director J. Peter Gordon          For       For          Management
1.5   Elect Director Paul A. Houston          For       For          Management
1.6   Elect Director J. Barrie Shineton       For       For          Management
1.7   Elect Director Denis A. Turcotte        For       For          Management
1.8   Elect Director Peter C. Wijnbergen      For       For          Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock World Income Fund, Inc.

Date: August 26, 2015